Description of Business	6 Months Ended
Jun. 30, 2025
Description of Business [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 — DESCRIPTION OF BUSINESS

Organization

Webull Corporation (“Webull” and, together with its subsidiaries, the “Company”, “we”, or “us”) was incorporated in the Cayman Islands with limited liability in September 2019, and its corporate headquarters is located in St. Petersburg, Florida.

Business Overview

We operate a digital investment platform built upon a next-generation, global infrastructure. Our investment platform provides customers with extensive features and functions that go beyond what is offered by most retail investment platforms in the market today. Our platform allows retail investors worldwide to trade securities through our licensed broker dealer subsidiaries located in various parts of the world, including the United States (“US”), Canada, the United Kingdom (“UK”), Australia, Hong Kong, Indonesia, Singapore, Malaysia, Thailand, Japan, South Africa, and the Netherlands.

In the US, which is our principal market, Webull Financial LLC, our US broker dealer subsidiary, utilizes a clearing organization to handle the clearing of the security transactions of our account holders. Most of our customer accounts were cleared on an omnibus basis with our clearing organization during the three and six months ended June 30, 2025 and 2024.

We generally refer to our platform users throughout our condensed consolidated financial statements as customers. However, most of our platform users do not meet the definition of a customer under ASC 606, Revenues from Contracts with Customers. As particularly discussed in Note 2 – Summary of Significant Accounting Principles – Revenue Recognition, our customers from which we earn and receive revenue are the following: (i) market makers who execute our platform users’ trading orders and pay us a rebate, (ii) platform users who pay us index option fees, large order option fees, future contract commissions, fixed income execution fees, or subscription fees to our Webull Premium service and (iii) our international platform users who pay trading commissions.

Changes in Capital Structure

Change to Authorized Share Capital

On April 10, 2025 the Company increased its authorized share capital to 4,000,000,000 Class A ordinary shares and 1,000,000,000 Class B ordinary shares and changed the par value of its authorized share capital to $0.00001 by means of a fifth amendment to our memorandum of association.

Stock Split

On April 10, 2025, immediately after the conversion of the Company’s preferred shares and prior to the effectuation of the mergers as discussed in Note 5 – Recapitalization Transaction, Webull increased its outstanding Class A ordinary shares by a factor of 3.3593 per outstanding share.

We have retroactively reflected certain changes made to our capital structure on April 10, 2025 in our condensed consolidated financial statements as of the earliest period presented. The capital structure changes consist of (i) a stock split and (ii) an increase to the authorized number of Class A ordinary shares and Class B ordinary shares. The changes made (i) increased the amount of issued, authorized and outstanding Class A ordinary and Class B ordinary shares on our Condensed Consolidated Statements of Financial Position and disclosed in Note 8 – Ordinary Shares, (ii) increased the number of weighted-average shares outstanding used in the computation of loss per share on our condensed consolidated statements of operations and comprehensive loss, (iii) increased the number of share-based awards and decreased the exercise prices of our option awards as disclosed in Note 10 – Share-Based Compensation, (iv) increased the conversion ratio for our preferred shares as disclosed in Note – 7 Convertible Redeemable Preferred Shares, and (v) increased the number of potential ordinary shares outstanding as disclosed in Note 10 – Net Loss Per Share.